License Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Locations
Revenue comprised of license revenue for the three ended March 31, 2023, and 2022 and is represented in the table below by geographical location (in thousands):

	Three Months Ended March 31,
	2023	2022
License revenue
United States	1,292	$—
Total license revenue	$1,292	$—